Inventories	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Raw materials	$14,023,679	$13,985,558
Work in process	267,465	264,814
Finished goods	9,793,567	9,062,606
Total	$24,084,711	$23,312,978

There was no inventory write-downs recognized for the years ended September 30, 2025, 2024 and 2023.